Related Party Transactions (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Irving Place Capital | General Advisory And Management Services
Related Party Transaction
Amount paid	$ 800,000	$ 800,000	$ 900,000	$ 800,000	$ 800,000
Ryan Companies US, Inc.
Related Party Transaction
Number of common directors	1		1
Ryan Companies US, Inc. | Operating Lease Services
Related Party Transaction
Amount paid	$ 300,000	$ 300,000	$ 315,000	$ 350,000	$ 328,000